Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of future undiscounted cash flows
For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2019 are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	8
2021	8
2022	7
2023	3
2024 and thereafter	2
Total	28

Schedule of reconciliation and supplementary information
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at June 30, 2019:

Successor
(In $ millions)	As at June 30, 2019
Total undiscounted cash flows	28
Less short term leases	1
Less discount	(7)
Operating lease liability	22
Of which:
Current	7
Non-current	15

The following table gives supplementary information regarding our lease accounting at June 30, 2019:

	Successor	Successor
(In $ million)	Three Months Ended June 30, 2019	Six months ended June 30, 2019
Operating Lease Cost:
Operating lease cost	5	7
Short-term lease cost	—	1
Total Lease cost	5	8

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	5	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	1
Weighted-average remaining lease term in months	20	20
Weighted-average discount rate	13%	13%

Schedule of operating subleases	For our operating subleases, the future undiscounted cash flows as at June 30, 2019are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3